Share capital and reserves (Details) $ in Thousands									12 Months Ended
		Jun. 29, 2021 shares	Jun. 24, 2021 € / shares shares	May 27, 2021 USD ($) shares	Apr. 08, 2021 shares	Mar. 29, 2021 € / shares shares	Dec. 22, 2020 shares	Nov. 02, 2020 € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares		May 27, 2021 € / shares	Dec. 31, 2018 € / shares
Issued Shares [Abstract]
Beginning balance (in shares) | shares	[1]								75,923,079	70,000,000
Beginning balance									$ 5,666	$ 400
Share exchange (in shares) | shares									0
Share exchange									$ 0
Share consolidation (in shares) | shares									(60,781,276)
Issuance of share capital									$ 286,448	$ 5,500
Ending balance (in shares) | shares									52,020,849	75,923,079	[1]
Ending balance									$ 277,175	$ 5,666
Par value (in euros per share) | € / shares												€ 0.01
Stock split ratio				2.50					2.50
Initial Public Offering [Member]
Issued Shares [Abstract]
Issuance of share capital (in shares) | shares		11,499,999							11,499,999
Share Capital [Member]
Issued Shares [Abstract]
Beginning balance	[1]								$ 871	801
Share exchange									(160)
Share consolidation									0
Issuance of share capital									590	70
Ending balance									1,301	871	[1]
Share Capital [Member] | Initial Public Offering [Member]
Issued Shares [Abstract]
Issuance of share capital									288
Additional Paid-in Capital [Member]
Issued Shares [Abstract]
Beginning balance	[1]								5,430	0
Share exchange				$ (160)					160
Share consolidation									0
Issuance of share capital									285,858	5,430
Ending balance									291,448	$ 5,430	[1]
Additional Paid-in Capital [Member] | Initial Public Offering [Member]
Issued Shares [Abstract]
Issuance of share capital									$ 167,340
Ordinary Shares [Member]
Issued Shares [Abstract]
Redemption (in shares) | shares			(25,000)						(25,000)
Issuance of share capital (in shares) | shares				70,000,000		25,000			25,000
Par value (in euros per share) | € / shares			€ 1.00			€ 1.00
Stock split ratio			2.50
Ordinary Shares [Member] | Share Capital [Member]
Issued Shares [Abstract]
Redemption									$ 0
Issuance of share capital									0
Par value (in euros per share) | € / shares													€ 0.01
Ordinary Shares [Member] | Additional Paid-in Capital [Member]
Issued Shares [Abstract]
Redemption									0
Issuance of share capital									$ 0
Series A Preferred Shares [Member]
Issued Shares [Abstract]
Issuance of share capital (in shares) | shares				5,923,079			538,462	5,384,617		5,923,079
Par value (in euros per share) | € / shares								€ 0.01
Series A Preferred Shares [Member] | Share Capital [Member]
Issued Shares [Abstract]
Issuance of share capital										$ 70
Series A Preferred Shares [Member] | Additional Paid-in Capital [Member]
Issued Shares [Abstract]
Issuance of share capital										$ 5,430
Series B Preferred Shares [Member]
Issued Shares [Abstract]
Issuance of share capital (in shares) | shares				25,379,047	25,379,047				25,379,047
Series B Preferred Shares [Member] | Share Capital [Member]
Issued Shares [Abstract]
Issuance of share capital									$ 302
Series B Preferred Shares [Member] | Additional Paid-in Capital [Member]
Issued Shares [Abstract]
Issuance of share capital									$ 118,518

[1]	Share information presented as of December 31, 2019 and 2020, and for the financial year then ended, is prior to the incorporation of GH Research PLC and relates solely to GH Ireland Research Limited and does not give effect to the 2.50-for-one share consolidation described below.